Supplement dated February 4, 2003 to Prospectus dated May 1, 2002

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

The following information should be read in conjunction with the Prospectus dated May 1, 2002 for The Guardian Investor Retirement Asset Manager variable annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account E. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

--------------------------------------------------------------------------------

1. The cover page of the Prospectus is amended by adding the following Funds under the bullet point entitled, "The Guardian Variable Contract Funds, Inc.":

   -- The Guardian UBS VC Large Cap Value Fund
   -- The Guardian UBS VC Small Cap Value Fund

2. The second sentence in the third paragraph of the section entitled "How A Variable Annuity Works" on page 1 of the Prospectus is replaced with the following:

The Separate Account has 42 investment divisions, corresponding to 42 variable investment options, each of which invests in a mutual fund.

3. The following Funds commenced operations on January 28, 2003 and the following information regarding the estimated annualized expenses of the Funds for 2003 is added to the chart entitled "Annual Expenses of the Funds" on page 4 of the Prospectus:

                                                                                               Total fund
                                                Management      Distribution         Other      operating
                                                      fees      (12b-1) fees      expenses       expenses
---------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund              .83%                --          .22%          1.05%
---------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund             1.00%                --          .68%          1.68%
---------------------------------------------------------------------------------------------------------

4. The following information is added to the chart entitled "Comparison of contract expenses among underlying funds" on page 6 of the Prospectus:

                                                      1 Year                     3 Years
--------------------------------------------------------------------------------------------------
                                                        One     Three               One     Three
                FUND                             BC    Rider    Riders       BC    Rider    Riders
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund         95      98       103       127    135       150
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund        102     104       110       147    154       170
--------------------------------------------------------------------------------------------------

5. The following information is added to the chart entitled, "Comparison of contract expenses among underlying funds" on page 7 of the Prospectus:

                                                      1 Year                     3 Years
--------------------------------------------------------------------------------------------------
                                                        One     Three               One     Three
                FUND                             BC    Rider    Riders       BC    Rider    Riders
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund         25      28         33       77      85      100
--------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap Value Fund         32      34         40       97     104      120
--------------------------------------------------------------------------------------------------

6. The second sentence in the first paragraph of the section entitled "The Separate Account" on page 10 of the Prospectus is replaced with the following:

The Separate Account has 42 investment divisions, corresponding to the 42 Funds available to you.

7. The first sentence in the first paragraph of the section entitled "Variable Investment Options" on page 11 of the Prospectus is replaced with the following:


SUPPLEMENT                                                    EB-012725-02(1/03)

You may choose to invest in a maximum of 20 of the 42 variable investment options at any time.

8. The following information is added to the chart entitled "Variable investment options" on page 12 of the Prospectus:

Fund                                  Investment objectives                         Typical investments
------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap        Maximize total return, consisting of          Equity securities issued by companies
Value Fund                           capital appreciation and current income       with large market capitalization and
                                                                                   whose stock prices do not reflect the
                                                                                   companies' full value
------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap        Maximize total return, consisting of          Equity securities issued by companies
Value Fund                           capital appreciation and current income       with small market capitalization and
                                                                                   whose stock prices do not reflect the
                                                                                   companies' full value
------------------------------------------------------------------------------------------------------------------------

9. The following information is added to the chart entitled "Investment advisers" on page 15 of the Prospectus:

                                                 Investment adviser
Fund                                             and principal business address
-----------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap Value Fund         Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value Fund         7 Hanover Square
                                                 New York, New York 10004

                                                 UBS Global Asset Management
                                                 (Americas) Inc. (Sub-adviser)
                                                 One North Wacker Drive
                                                 Chicago, Illinois 60606

10. The percentage allocations for the Asset Allocation Classes specified in the section entitled "Living Benefit Rider (Referred To As "Decade")" on page 34 of the Prospectus are replaced with the following:

      10% - The Guardian Cash Fund or The Fixed-Rate Option

      40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund, Van
            Kampen Government Portfolio or The Fixed-Rate Option.

      40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
            Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, Alliance Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Growth Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets
            Fund, Alliance Premier Growth Portfolio, Alliance Technology Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.


                                                                      SUPPLEMENT